BORROWINGS	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, and non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in the United States and Europe consist of both fixed and floating interest rate debt indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the London Interbank Offered Rate (“LIBOR”) and the Euro Interbank Offered Rate ("EURIBOR"). The company uses interest rate swap agreements in the United States and Colombia to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia include floating interest rates of Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, or Colombian Consumer Price Index (“IPC”), the Banco Central de Colombia inflation rate, plus a margin.
Effective January 1, 2022, SONIA replaced £ LIBOR, and Euro Short-term Rate (“€STR”) replaced € LIBOR. The Canadian Overnight Repo Rate Average (“CORRA”) is expected to replace CDOR after June 28, 2024.
As at June 30, 2023, the company’s floating rate borrowings have not been materially impacted by SONIA and €STR reforms. Brookfield Renewable has completed an assessment and implemented its transition plan to address the impact and effect changes as a result of amendments to the contractual terms for the replacement of US$ LIBOR with the Secured Overnight Financing Rate (“SOFR”) referenced floating-rate borrowings, interest rate swaps, and updating hedge designations. The adoption did not have a significant impact on Brookfield Renewable’s financial reporting.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2023				December 31, 2022
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	8.9	7	$6,672	$6,501	8.2	7	$6,612	$5,945
Wind	6.0	7	2,376	2,308	5.2	8	2,331	2,230
Utility-scale Solar	5.8	13	4,017	3,941	5.5	13	4,041	3,926
Distributed energy & sustainable solutions	5.4	11	766	738	3.0	11	796	746
Total	7.3	9	$13,831	$13,488	6.6	9	$13,780	$12,847
Add: Unamortized premiums(4)			13				17
Less: Unamortized financing fees(4)			(74)				(82)
Less: Current portion			(999)				(1,299)
			$12,771				$12,416
(1)Includes $21 million (2022: $1 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $15 million (2022: $15 million) outstanding to an associate of Brookfield. Refer to Note 18 - Related party transactions for more details.
(3)Excluding credit facilities total weighted-average term is 9 years.
(4)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.